Investments in Investee Entities (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Subsidiaries Line Items
Balance of non-controlling interests	$ 267,198	$ 245,940
Current assets	664,645	423,704
Non-current assets	3,969,276	3,109,663
Current liabilities	583,292	385,349
Non-current liabilities	2,614,672	2,097,984
Revenue	255,702	192,172	$ 102,461
Profit (loss)	98,041	38,113	21,675
Profit (loss) attributed to non-controlling interests	27,117	13,364	10,458
Cash flows from operating activities	149,620	90,376	52,023
Cash flows from investing activities	(798,065)	(820,000)	(644,638)
Cash flows from financing activities	855,305	684,741	752,314
Total change in cash and cash equivalents	$ 206,860	$ (44,883)	$ 159,699
Co-Op
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %	49.90%	49.90%	49.90%
Balance of non-controlling interests	$ 35,556	$ 26,276	$ 19,196
Current assets	26,611	21,511	17,002
Non-current assets	229,483	230,604	252,630
Current liabilities	20,632	18,345	17,359
Non-current liabilities	170,832	181,112	213,806
Revenue	49,211	40,348	49,510
Profit (loss)	19,946	13,875	17,354
Profit (loss) attributed to non-controlling interests	8,304	3,542	5,911
Cash flows from operating activities	29,451	26,998	29,673
Cash flows from investing activities	(130)	(911)	1,297
Cash flows from financing activities	(28,064)	(20,133)	(30,708)
Total change in cash and cash equivalents	$ 1,257	$ 5,954	$ 262
The Nordic Wind
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %			31.18%
Balance of non-controlling interests			$ 21,184
Current assets			18,354
Non-current assets			179,603
Current liabilities			20,017
Non-current liabilities			110,002
Revenue			11,757
Profit (loss)			6,017
Profit (loss) attributed to non-controlling interests			1,876
Cash flows from operating activities			(3,839)
Cash flows from investing activities			5,817
Cash flows from financing activities			1,084
Total change in cash and cash equivalents			$ 3,062
The Iberian Wind
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %		28.01%
Balance of non-controlling interests		$ 56,786
Current assets		48,514
Non-current assets		412,951
Current liabilities		36,803
Non-current liabilities		222,372
Revenue		43,512
Profit (loss)		21,026
Profit (loss) attributed to non-controlling interests		5,902
Cash flows from operating activities		22,915
Cash flows from investing activities		(108,038)
Cash flows from financing activities		106,344
Total change in cash and cash equivalents		$ 21,221
Danuba Power
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %		52.00%	52.00%
Balance of non-controlling interests		$ 25,792	$ 23,487
Current assets		20,362	12,135
Non-current assets		134,658	139,701
Current liabilities		11,252	20,392
Non-current liabilities		94,168	86,277
Revenue		23,718	0
Profit (loss)		7,323	2,277
Profit (loss) attributed to non-controlling interests		3,808	1,184
Cash flows from operating activities		11,857	3,093
Cash flows from investing activities		(28,775)	(62,746)
Cash flows from financing activities		19,144	63,838
Total change in cash and cash equivalents		$ 2,226	$ 4,185
Bjornberget
Disclosure Of Significant Investments In Subsidiaries Line Items
Rate of ownership rights held by non-controlling interests %			49.00%
Balance of non-controlling interests			$ 55,144
Current assets			34,008
Non-current assets			203,728
Current liabilities			15,419
Non-current liabilities			109,778
Revenue			0
Profit (loss)			(72)
Profit (loss) attributed to non-controlling interests			(35)
Cash flows from operating activities			(118)
Cash flows from investing activities			(75,037)
Cash flows from financing activities			103,552
Total change in cash and cash equivalents			$ 28,397